Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) - Parent Company $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2016 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power	10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,755.90
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance | shares	3,428,777						3,428,777
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 20,530	¥ 142,570	¥ 199,880		¥ 224,800
Total fair value of options vested	32,400	¥ 224,940	149,000		149,220
Unrecognized share-based compensation cost	$ 46,580						¥ 323,430
A weighted-average vesting period over which the deferred cost is expected to be recognized	2 years 9 months 18 days	2 years 9 months 18 days
The weighted-average grant-date fair value of options granted during respective years	$ 659.70			$ 790.00		$ 755.00
Stock Options | 2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Stock Options | 2008 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 775,050						¥ 5,380,000
A weighted-average vesting period over which the deferred cost is expected to be recognized	3 years 2 months 23 days	3 years 2 months 23 days
Total fair value of shares vested during respective years, restricted shares	$ 160,340	¥ 1,110	¥ 700,660		¥ 324,410
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,755.90			$ 1,979.30		$ 1,815.60
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	10 years	10 years
Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	5 years	5 years
Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares	110.00%						110.00%